May 20, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust, formerly known as Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 124 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 127 to the Trust’s Registration Statement under the Investment Company Act of 1940 Act (collectively, the “Amendment”). This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add three new portfolio series to the Trust, to be known as follows:

●	Strive U.S. Energy Independence ETF

●	Strive U.S. Semiconductor ETF

●	Strive 500 ETF

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL   ●   PARTNER

11300 Tomahawk Creek Pkwy   ●   Ste. 310   ●   Leawood, KS 66211   ●   p: 949.629.3928

Practus, LLP   ●   Karen.Aspinall@Practus.com   ●   Practus.com